Vanguard® Communication Services Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Diversified Telecommunication Services (10.4%)
	Verizon Communications Inc.	4,902,602	201,742
	AT&T Inc.	8,804,602	160,420
*	Frontier Communications Parent Inc.	730,208	19,467
	Iridium Communications Inc.	428,051	12,889
*	Liberty Global Ltd. Class C	672,782	11,484
*	Liberty Global Ltd. Class A	641,414	10,692
	Cogent Communications Holdings Inc.	172,884	10,238
*	Lumen Technologies Inc.	3,955,410	5,103
*	Liberty Latin America Ltd. Class C	506,972	4,598
	Shenandoah Telecommunications Co.	181,605	3,416
*	Globalstar Inc.	2,977,127	3,245
	IDT Corp. Class B	65,302	2,647
*	Bandwidth Inc. Class A	97,751	1,968
*	Anterix Inc.	43,506	1,464
*	Consolidated Communications Holdings Inc.	295,374	1,300
*	Liberty Latin America Ltd. Class A	136,869	1,241
	ATN International Inc.	42,296	1,030
			452,944
Entertainment (19.8%)
	Walt Disney Co.	1,895,375	196,948
*	Netflix Inc.	299,897	192,420
	Electronic Arts Inc.	490,004	65,112
*	Take-Two Interactive Software Inc.	364,113	58,389
*	Warner Bros Discovery Inc.	6,210,971	51,178
*	Roblox Corp. Class A	1,418,821	47,701
*	Liberty Media Corp.-Liberty Formula One Class C	623,329	46,214
*	Live Nation Entertainment Inc.	462,165	43,323
	TKO Group Holdings Inc.	290,343	31,668
*	Roku Inc.	494,202	28,367
	Endeavor Group Holdings Inc. Class A	705,790	18,936
	Warner Music Group Corp. Class A	496,288	14,779
*	Madison Square Garden Sports Corp.	60,842	11,234
*	Cinemark Holdings Inc.	428,647	7,403
*	Atlanta Braves Holdings Inc. Class C	178,773	7,146
*	Liberty Media Corp.-Liberty Live Class C	185,908	7,078
*	Madison Square Garden Entertainment Corp.	153,026	5,439
*,1	AMC Entertainment Holdings Inc. Class A	1,033,574	4,475
*	Sphere Entertainment Co.	99,671	3,638
*	Lions Gate Entertainment Corp. Class B	448,429	3,462
*	Liberty Media Corp.-Liberty Live Class A	81,063	2,969
*	IMAX Corp.	176,280	2,898
*	Lions Gate Entertainment Corp. Class A	265,208	2,204
*	Eventbrite Inc. Class A	320,845	1,598
*	Vivid Seats Inc. Class A	262,375	1,325
*	Atlanta Braves Holdings Inc. Class A	25,761	1,083
	Marcus Corp.	91,922	979
*	Playstudios Inc.	351,888	799
*,1	Skillz Inc.	56,494	386
			859,151
Interactive Media & Services (50.0%)
	Meta Platforms Inc. Class A	2,100,573	980,610
*	Alphabet Inc. Class A	3,103,859	535,416
*	Alphabet Inc. Class C	2,356,012	409,852
*	Pinterest Inc. Class A	1,377,000	57,132
*	Snap Inc. Class A	3,501,408	52,591
*	Match Group Inc.	1,049,870	32,158
*	IAC Inc.	303,478	15,110
*	ZoomInfo Technologies Inc.	1,035,305	12,714
*	Ziff Davis Inc.	180,689	10,409

Vanguard® Communication Services Index Fund
		Shares	Market Value ($000)
*	Yelp Inc.	254,080	9,393
*	Cargurus Inc.	331,436	8,024
*	TripAdvisor Inc.	416,514	7,643
*	Cars.com Inc.	244,528	4,947
*,1	Reddit Inc. Class A	86,589	4,697
*	Bumble Inc. Class A	372,843	4,362
	Shutterstock Inc.	97,463	3,960
*	QuinStreet Inc.	204,263	3,597
*	ZipRecruiter Inc. Class A	285,396	2,885
*	Taboola.com Ltd.	636,966	2,554
*	Vimeo Inc.	590,387	2,291
*	EverQuote Inc. Class A	95,686	2,286
*	Mediaalpha Inc. Class A	127,500	2,267
*	Nextdoor Holdings Inc.	631,467	1,528
*	fuboTV Inc.	1,173,406	1,467
*	Rumble Inc.	229,279	1,444
*	Angi Inc.	266,269	538
			2,169,875
Media (16.4%)
	Comcast Corp. Class A	4,674,849	187,134
*	Trade Desk Inc. Class A	761,613	70,662
*	Charter Communications Inc. Class A	204,923	58,838
	Omnicom Group Inc.	519,103	48,256
	Interpublic Group of Cos. Inc.	1,358,546	42,618
	News Corp. Class A	1,467,150	39,892
	Fox Corp. Class A	938,284	32,305
	New York Times Co. Class A	609,042	31,183
*	Liberty Broadband Corp. Class C	446,712	24,163
	Nexstar Media Group Inc.	130,932	21,694
	Paramount Global Class B	1,694,422	20,181
	Fox Corp. Class B	552,477	17,646
	News Corp. Class B	455,145	12,689
*	Liberty Media Corp.-Liberty SiriusXM Class C	518,639	11,752
	TEGNA Inc.	689,619	10,282
*	EchoStar Corp. Class A	494,260	9,490
[1]	Sirius XM Holdings Inc.	2,873,383	8,103
	Cable One Inc.	17,608	6,795
	John Wiley & Sons Inc. Class A	170,121	6,201
*	Magnite Inc.	493,353	6,088
*	Liberty Media Corp.-Liberty SiriusXM Class A	261,211	5,937
*	Liberty Broadband Corp. Class A	73,961	4,012
	Scholastic Corp.	97,918	3,553
*	PubMatic Inc. Class A	162,132	3,551
*	TechTarget Inc.	100,641	3,041
*	Thryv Holdings Inc.	132,332	2,788
*	Integral Ad Science Holding Corp.	281,202	2,604
*	Stagwell Inc.	343,420	2,380
*	Gannett Co. Inc.	553,791	2,082
	Gray Television Inc.	328,540	2,050
*	Altice USA Inc. Class A	798,458	1,980
*	AMC Networks Inc. Class A	113,084	1,961
	Sinclair Inc.	124,816	1,772
*	Advantage Solutions Inc.	439,565	1,512
*	Boston Omaha Corp. Class A	94,947	1,387
*	Clear Channel Outdoor Holdings Inc.	947,144	1,364
*	Cardlytics Inc.	141,574	1,240
*	WideOpenWest Inc.	196,582	989
*	EW Scripps Co. Class A	227,814	620
*	iHeartMedia Inc. Class A	407,108	377
			711,172
Other (0.0%)
*,2	GCI Liberty Inc.	188,049	—
Wireless Telecommunication Services (3.2%)
	T-Mobile US Inc.	716,113	125,291
	Telephone and Data Systems Inc.	394,454	7,846
*	United States Cellular Corp.	61,442	3,407

Vanguard® Communication Services Index Fund
		Shares	Market Value ($000)
*	Gogo Inc.	250,838	2,655
			139,199
Total Common Stocks (Cost $4,199,447)			4,332,341
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3,4]	Vanguard Market Liquidity Fund, 5.397% (Cost $21,017)	210,224	21,020
Total Investments (100.3%) (Cost $4,220,464)			4,353,361
Other Assets and Liabilities—Net (-0.3%)			(13,437)
Net Assets (100.0%)			4,339,924
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,830,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $12,896,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Paramount Global Inc. Class B	8/30/24	BANA	4,645	(5.325)	—	(10)
T-Mobile US Inc.	1/31/25	CITNA	5,424	(5.325)	9	—
					9	(10)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At May 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $383,000 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Vanguard® Communication Services Index Fund
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,332,341	—	—	4,332,341
Temporary Cash Investments	21,020	—	—	21,020
Total	4,353,361	—	—	4,353,361
Derivative Financial Instruments
Assets
Swap Contracts	—	9	—	9
Liabilities
Swap Contracts	—	10	—	10
4